Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 3.95
Granted (in dollars per share) | $ / shares	7.12
Forfeited (in dollars per share) | $ / shares	12
Outstanding at end of period (in dollars per share) | $ / shares	$ 3.96	[1]	$ 3.95
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares	1,869,547
Granted (in shares) | shares	71,800
Forfeited (in shares) | shares	(24,865)
Outstanding at end of period (in shares) | shares	1,916,482	[1]	1,869,547
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	6 years 4 months 13 days	[1]	6 years 6 months 21 days
Granted weighted average remaining life in years	7 years 7 months 17 days
Forfeited weighted average remaining life in years	5 years 3 months 7 days
Number of option exercisable (in shares) | shares	202,160
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 7.51

[1]	202,160 of the awards outstanding as of March 31, 2025, were exercisable.